INTANGIBLE ASSETS AND GOODWILL - Changes in net carrying amounts of intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total intangible assets
Beginning of period	$ 17,896
End of period	17,858	$ 17,896
Goodwill
Goodwill at beginning of period	16,280
Goodwill at end of period	16,280	16,280
Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses		118	$ 118
Finite-life
Accumulated impairment losses		118	118
Total intangible assets
Beginning of period	20,398	14,327
Accumulated impairment losses		118	118
End of period		20,398	14,327
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	36,899	18,579
Impairment loss recognised in profit or loss, intangible assets and goodwill		(339)	(339)
Intangible assets and goodwill at end of period		36,899	18,579
Gross carrying amount
Finite-life
Acquisitions from business combinations		6,057
Total intangible assets
Beginning of period	20,280	14,209
Additions	582	77
Acquisitions from business combinations		6,057
Disposals and other	(87)	(63)
End of period	20,775	20,280	14,209
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	36,560	18,240
Additions	582	77
Acquisitions from business combinations, intangible assets and goodwill		18,306
Disposals and other	(87)	(63)
Intangible assets and goodwill at end of period	37,055	36,560	18,240
Accumulated amortization
Total intangible assets
Beginning of period	2,384	1,958
Amortization	603	489
Disposals and other	(70)	(63)
End of period	2,917	2,384	1,958
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	2,384	1,958
Accumulated impairment losses	603	489
Disposals and other	(70)	(63)
Intangible assets and goodwill at end of period	2,917	2,384	1,958
Net carrying amount
Total intangible assets
Beginning of period	17,896	12,251
End of period	17,858	17,896	12,251
Total intangible assets and goodwill
Intangible assets and goodwill at beginning of period	34,176	16,282
Intangible assets and goodwill at end of period	34,138	34,176	16,282
Customer relationships | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses		0	0
Finite-life
Beginning of period	7,604	1,674
Accumulated impairment losses		0	0
End of period		7,604	1,674
Total intangible assets
Accumulated impairment losses		0	0
Customer relationships | Gross carrying amount
Finite-life
Beginning of period	7,604	1,674
Additions	8	0
Acquisitions from business combinations		5,930
Disposals and other	0	0
End of period	7,612	7,604	1,674
Total intangible assets
Acquisitions from business combinations		5,930
Customer relationships | Accumulated amortization
Finite-life
Beginning of period	2,025	1,627
Amortization	513	398
Disposals and other	0	0
End of period	2,538	2,025	1,627
Customer relationships | Net carrying amount
Finite-life
Beginning of period	5,579	47
End of period	5,074	5,579	47
Acquired program rights | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses		5	5
Finite-life
Beginning of period	200	189
Accumulated impairment losses		5	5
End of period		200	189
Total intangible assets
Accumulated impairment losses		5	5
Acquired program rights | Gross carrying amount
Finite-life
Beginning of period	195	184
Additions	72	74
Acquisitions from business combinations		0
Disposals and other	(72)	(63)
End of period	195	195	184
Total intangible assets
Acquisitions from business combinations		0
Acquired program rights | Accumulated amortization
Finite-life
Beginning of period	68	61
Amortization	62	70
Disposals and other	(70)	(63)
End of period	60	68	61
Acquired program rights | Net carrying amount
Finite-life
Beginning of period	127	123
End of period	135	127	123
Brand names | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses			0
Finite-life
Beginning of period	75	0
Accumulated impairment losses			0
End of period		75	0
Total intangible assets
Accumulated impairment losses			0
Brand names | Gross carrying amount
Finite-life
Beginning of period	75	0
Additions	22	0
Acquisitions from business combinations		75
Disposals and other	0	0
End of period	97	75	0
Total intangible assets
Acquisitions from business combinations		75
Brand names | Accumulated amortization
Finite-life
Beginning of period	19	0
Amortization	25	19
Disposals and other	0	0
End of period	44	19	0
Brand names | Net carrying amount
Finite-life
Beginning of period	56	0
End of period	53	56	0
Other intangible assets | Gross Carrying Amount, Before Adjustment
Indefinite-life
Accumulated impairment losses			0
Finite-life
Beginning of period	52	0
Accumulated impairment losses			0
End of period		52	0
Total intangible assets
Accumulated impairment losses			0
Other intangible assets | Gross carrying amount
Finite-life
Beginning of period	52	0
Additions	0	0
Acquisitions from business combinations		52
Disposals and other	0	0
End of period	52	52	0
Total intangible assets
Acquisitions from business combinations		52
Other intangible assets | Accumulated amortization
Finite-life
Beginning of period	2	0
Amortization	3	2
Disposals and other	0	0
End of period	5	2	0
Other intangible assets | Net carrying amount
Finite-life
Beginning of period	50	0
End of period	47	50	0
Goodwill | Gross Carrying Amount, Before Adjustment
Goodwill
Goodwill at beginning of period	16,501	4,252
Impairment loss recognised in profit or loss, goodwill		(221)	(221)
Goodwill at end of period		16,501	4,252
Goodwill | Gross carrying amount
Goodwill
Goodwill at beginning of period	16,280	4,031
Additions	0	0
Acquisitions from business combinations, goodwill		12,249
Disposals and other	0	0
Goodwill at end of period	16,280	16,280	4,031
Goodwill | Net carrying amount
Goodwill
Goodwill at beginning of period	16,280	4,031
Goodwill at end of period	16,280	16,280	4,031
Customer relationships, brand names, and other | Accumulated depreciation and amortisation
Total intangible assets
Amortization	541	419
Spectrum licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	11,717	11,714
Accumulated impairment losses		0	0
Period end		11,717	11,714
Finite-life
Accumulated impairment losses		0	0
Total intangible assets
Accumulated impairment losses		0	0
Spectrum licences | Gross carrying amount
Indefinite-life
Beginning of period	11,717	11,714
Additions	480	3
Disposals and other	0	0
Period end	12,197	11,717	11,714
Spectrum licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Disposals and other	0	0
Period end	0	0	0
Spectrum licences | Net carrying amount
Indefinite-life
Beginning of period	11,717	11,714
Period end	12,197	11,717	11,714
Broadcast licences | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	330	330
Accumulated impairment losses		99	99
Period end		330	330
Finite-life
Accumulated impairment losses		99	99
Total intangible assets
Accumulated impairment losses		99	99
Broadcast licences | Gross carrying amount
Indefinite-life
Beginning of period	231	231
Additions	0	0
Disposals and other	(15)	0
Period end	216	231	231
Broadcast licences | Accumulated amortization
Indefinite-life
Beginning of period	0	0
Disposals and other	0	0
Period end	0	0	0
Broadcast licences | Net carrying amount
Indefinite-life
Beginning of period	231	231
Period end	216	231	231
Brand names | Gross Carrying Amount, Before Adjustment
Indefinite-life
Beginning of period	420	420
Accumulated impairment losses		14	14
Period end		420	420
Finite-life
Accumulated impairment losses		14	14
Total intangible assets
Accumulated impairment losses		14	14
Brand names | Gross carrying amount
Indefinite-life
Beginning of period	406	406
Additions	0	0
Disposals and other	0	0
Period end	406	406	406
Brand names | Accumulated amortization
Indefinite-life
Beginning of period	270	270
Disposals and other	0	0
Period end	270	270	270
Brand names | Net carrying amount
Indefinite-life
Beginning of period	136	136
Period end	$ 136	$ 136	$ 136